Income Tax (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax [Abstract]
Schedule of Income Tax Expense	The below table summarizes the computation of income tax expense for the year ended December 31, 2023, 2022 and 2021:
	Year Ended December 31,
	2023	2022	2021
Net income (loss) before taxes	€(3,130,635)	€1,395,092	348,222
Add: permanent differences	886,178	59,930	10,660
Add (less): temporary differences	(68,819)	1,321	54,334
Less: cancellation of negative tax base	-	-	(9,713)
Taxable income (loss)	(2,313,276)	1,456,343	403,503
Tax rate at 25%	(93,022)	364,086	100,876
Less: R&D deduction	-	-	(19,876)
Add (less): deferred income tax expenses (recovery)	(1,023,789)	2,428	-
Income tax expense (recovery)	€(1,116,847)	€366,514	81,000

Schedule of Statutory Rate and Effective Income Tax Rate, Expressed as a Percentage	The following table provides a reconciliation between the statutory rate and the effective income tax rate, expressed as a percentage of income before income taxes:
	Year Ended December 31,
	2023	2022	2021
Tax at the statutory rate	25.0%	25.0%	25.0%
Penalties	0.0%	1.1%	0.8%
Cancellation of negative tax basis	0.0%	0.0%	(0.7)%
Temporary differences	0.5%	0.0%	3.9%
Tax Credit	0.0%	0.0%	(5.7)%
Effective tax rate	25.6%	26.1%	23.3%